Revenue - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended		36 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Contract assets	$ 15,039	$ 9,768	$ 15,039
Contract liabilities	82,100	84,200	82,100
Contract liabilities, current	66,432	69,000	66,432
Revenue recognized related to advance customer payments previously received	66,800	57,600
Accrued and Other Current Liabilities
Disaggregation of Revenue [Line Items]
Contract liabilities, current	66,400	69,000	66,400
Other Long-Term Liabilities
Disaggregation of Revenue [Line Items]
Contract liabilities, noncurrent	$ 15,700	$ 15,200	$ 15,700
Sales Revenue, Net | Product Concentration Risk | Consumable Products | Minimum
Disaggregation of Revenue [Line Items]
Concentration risk			78.00%
Sales Revenue, Net | Product Concentration Risk | Consumable Products | Maximum
Disaggregation of Revenue [Line Items]
Concentration risk			81.00%
Sales Revenue, Net | Product Concentration Risk | Related Revenue | Minimum
Disaggregation of Revenue [Line Items]
Percentage of net sales			7.00%
Sales Revenue, Net | Product Concentration Risk | Related Revenue | Maximum
Disaggregation of Revenue [Line Items]
Percentage of net sales			10.00%
Sales Revenue, Net | Product Concentration Risk | Instruments | Maximum
Disaggregation of Revenue [Line Items]
Percentage of net sales			12.00%